Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2011
Employee Stock Ownership Plan
Employee Stock Ownership Plan

9         Employee Stock Ownership Plan

The Company sponsored a defined contribution Employee Stock Ownership Plan (the “ESOP”) that covered full-time employees with at least one year of service. In 1989, the ESOP Trust issued and sold $358 million of 20-year, 8.52% notes, which were due and retired on December 31, 2008 (the “ESOP Notes”). The proceeds from the ESOP Notes were used to purchase 7 million shares of Series One ESOP Convertible Preference Stock (the “ESOP Preference Stock”) from the Company. Since the ESOP Notes were guaranteed by the Company, the outstanding balance was reflected as long-term debt, and a corresponding guaranteed ESOP obligation was reflected in shareholders’ equity in the consolidated balance sheet.

Each share of ESOP Preference Stock had a guaranteed minimum liquidation value of $53.45, was convertible into 4.628 shares of common stock and was entitled to receive an annual dividend of $3.90 per share. The ESOP Trust used the dividends received and contributions from the Company to repay the ESOP Notes. As the ESOP Notes were repaid, ESOP Preference Stock was allocated to plan participants based on (i) the ratio of each year’s debt service payment to total current and future debt service payments multiplied by (ii) the number of unallocated shares of ESOP Preference Stock in the plan.

ESOP expense recognized is equal to (i) the interest incurred on the ESOP Notes plus (ii) the higher of (a) the principal repayments or (b) the cost of the shares allocated, less (iii) the dividends paid. Similarly, the guaranteed ESOP obligation is reduced by the higher of (i) the principal payments or (ii) the cost of shares allocated.

On January 30, 2009, pursuant to the Company’s Amended and Restated Certificate of Incorporation (the “Charter”), the Company informed the trustee of the ESOP Trust of its intent to redeem for cash all of the outstanding shares of ESOP Preference Stock on February 24, 2009 (the “Redemption Date”). Under the Charter, at any time prior to the Redemption Date, the trustee had the right to convert the ESOP Preference Stock into shares of the Company’s common stock. The conversion rate at the time of the notice was 4.628 shares of common stock for each share of ESOP Preference Stock. The trustee exercised its right of conversion on February 23, 2009, and all of the approximately 4 million outstanding shares of ESOP Preference Stock were converted into approximately 17 million shares of common stock which were recorded as treasury stock. As of December 31, 2011, 2010 and 2009, no shares of ESOP Preference Stock were outstanding and allocated to plan participants.